TRADE RECEIVABLES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 224,114	¥ 532,361
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	57,785	246,441
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	69,037	275,329
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 97,292	¥ 10,591